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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21288

Advisory Hedged Opportunity Fund

(Exact name of registrant as specified in charter)

50210 AXP Financial Center, Minneapolis, MN	55474
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-671-3935

Date of fiscal year end: March 31, 2005

Date of reporting period: April 1, 2004 through September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Advisory Hedged Opportunity Fund

November 2004

Dear Investor,

Enclosed please find the September 30, 2004 annual financial statements for Advisory Hedged Opportunity Fund. This year, I am proud that Advisory Hedged Opportunity Fund is delivering solid risk-adjusted performance and strong financial results.

We are confident that Advisory Hedged Opportunity Fund is deploying the best strategies to deliver attractive risk-adjusted returns while delivering superior service to our investors. We are looking forward to an exciting fiscal year!

If you have any questions or require additional copies of the enclosed annual report, please contact your Financial Advisor or call (800) 390-1560.

Sincerely,

Pete Slattery Portfolio Manager
Advisory Hedged Opportunity Fund

ADVISORY HEDGED OPPORTUNITY FUND

FINANCIAL STATEMENTS

SIX MONTH PERIOD ENDED SEPTEMBER 30, 2004

ADVISORY HEDGED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2004 (unaudited)

SHARES	SECURITY DESCRIPTION	VALUE	PERCENT OF NET ASSETS	LIQUIDITY
	INVESTMENTS IN INVESTMENT VEHICLES CONVERTIBLE ARBITRAGE
443	Arbitex Investors, Ltd., Class B, Series Lead	$685,646	1.88%	Monthly
1,000	Context Convertible Arbitrage Offshore, Ltd., Class A1, Series 14	1,000,910	2.75%	Quarterly
100	Context Convertible Arbitrage Offshore, Ltd., Class A1, Series 16	100,870	0.28%	Quarterly
561	Nisswa Fund, Ltd., Class A, Series 1	549,064	1.51%	Monthly
93	Nisswa Fund, Ltd., Class A, Series 16	90,994	0.25%	Monthly
94	Nisswa Fund, Ltd., Class A, Series 17	92,089	0.25%	Monthly
186	Nisswa Fund, Ltd., Class A, Series 19	180,324	0.50%	Monthly

		2,699,897	7.42%

	CTA
14,488	Quantisquare Fund - U.S. Dollar Class	1,326,664	3.64%	Monthly

	DISTRESSED SECURITIES
44	Avenue International, Ltd., Class A, Series A0797	818,181	2.25%	Monthly
20	Avenue International, Ltd., Class A, Series H0804	199,799	0.55%	Monthly
158	International Durham, Ltd., Class B, Series 3	201,892	0.55%	Quarterly
499	International Durham, Ltd., Class B, Series 4	637,746	1.75%	Quarterly
158	International Durham, Ltd., Class B, Series 6	201,882	0.55%	Quarterly
9,051	Redwood Offshore, Class B, Series 21	1,201,512	3.30%	Bi-annually

		3,261,012	8.95%

	EQUITY MARKET NEUTRAL
5,530	New Castle Market Neutral Offshore, Ltd., Class A	958,651	2.63%	Monthly

	EVENT DRIVEN
8,092	Cross Europe Fund, Ltd., Class A (U.S. Dollar) 2004	1,303,446	3.58%	Monthly
518	K Capital (U.S. Dollar), Ltd., Class I, Series A	941,751	2.59%	Quarterly
100	K Capital (U.S. Dollar), Ltd., Class I, Series H	98,428	0.27%	Quarterly
200	K Capital (U.S. Dollar), Ltd., Class I, Series J	200,375	0.55%	Quarterly
1,038	Palmetto Fund, Ltd., Class A	1,079,591	2.96%	Quarterly
677	Varde Fund (Cayman), Ltd., Class A, Series 1	1,256,330	3.45%	Quarterly
60,303	York Select Unit Trust, Class A, Series 1	1,007,775	2.77%	Quarterly
6,313	York Select Unit Trust, Class A, Series 4	106,834	0.29%	Quarterly
12,306	York Select Unit Trust, Class A, Series 7	205,496	0.56%	Quarterly

		6,200,026	17.02%

	FIXED INCOME ARBITRAGE
748	Arx Global High Yield Securities Overseas Fund, Ltd.,
	Class A, Series 1	1,147,363	3.15%	Quarterly
200	Arx Global High Yield Securities Overseas Fund, Ltd.,
	Class A, Series 8	207,622	0.57%	Quarterly
447	Styx International, Ltd.	1,128,563	3.10%	Annually

		2,483,548	6.82%

	GLOBAL MACRO
12,456	Brevan Howard Fund, Ltd.	1,490,364	4.09%	Quarterly

	MERGER ARBITRAGE
8,399	Black Diamond Arbitrage, Ltd., Unrestricted	1,200,830	3.30%	Quarterly

See accompanying notes.

ADVISORY HEDGED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 2004 (unaudited)

SHARES	SECURITY DESCRIPTION	VALUE	PERCENT OF NET ASSETS	LIQUIDITY
	INVESTMENTS IN INVESTMENT VEHICLES (continued) MULTI ARBITRAGE
430	Lionhart Global Appreciation Fund, Ltd., Global Portfolio, U.S. Dollar Class	$1,056,159	2.90%	Monthly
1,068	Parkcentral Global Fund, Ltd., Class A	1,407,917	3.87%	Quarterly

		2,464,076	6.77%

	NON-U.S. LONG/SHORT
4,160	Adelphi Europe Fund, Class A, Series 4	894,447	2.45%	Quarterly
1,089	Holowesko Global Fund, Ltd., Class A	1,285,242	3.53%	Quarterly
8,910	Zebedee European Fund, Ltd., Class B	1,011,469	2.78%	Monthly

		3,191,159	8.76%

	SECTOR
8,763	Artis Technology Partners, Ltd., Class A, Series 1	1,108,782	3.04%	Quarterly
5,845	Van Eck Hard Assets Portfolio, Ltd., Class A, Series 1	871,249	2.39%	Monthly
685	Van Eck Hard Assets Portfolio, Ltd., Class A, Series 3	102,150	0.28%	Monthly
702	Van Eck Hard Assets Portfolio, Ltd., Class A, Series 5	104,137	0.29%	Monthly
1,382	Van Eck Hard Assets Portfolio, Ltd., Class A, Series 6	205,630	0.56%	Monthly
87	Westfield Life Sciences Fund (Caymans), Inc.	1,476,867	4.06%	Monthly

		3,868,815	10.62%

	STATISTICAL ARBITRAGE
9,660	Sabre Style Arbitrage Fund, Ltd., U.S. Dollar Class	1,167,464	3.21%	Monthly

	U.S. LONG/SHORT
7,500	Diamond Partners Offshore Fund, Ltd., Class A, Series 6	746,258	2.05%	Monthly
1,000	Diamond Partners Offshore Fund, Ltd., Class A, Series 7	90,341	0.25%	Monthly
1,000	Diamond Partners Offshore Fund, Ltd., Class A, Series 8	95,187	0.26%	Monthly
753	GRT Topaz Offshore Partners, Ltd., Class B, Series 1	951,204	2.61%	Quarterly
162	GRT Topaz Offshore Partners, Ltd., Class B, Series 2	203,311	0.56%	Quarterly
785	Hygrove Offshore Fund, Ltd., Class A, Series 3	795,842	2.19%	Quarterly
97	Hygrove Offshore Fund, Ltd., Class A, Series 5	98,478	0.27%	Quarterly
97	Hygrove Offshore Fund, Ltd., Class A, Series 6	99,182	0.27%	Quarterly
196	Hygrove Offshore Fund, Ltd., Class A, Series 7	200,126	0.55%	Quarterly
6,642	STG Capital Fund, Ltd., Class A, Series 1	849,492	2.33%	Quarterly
765	STG Capital Fund, Ltd., Class A, Series 6-03	97,552	0.27%	Quarterly
755	STG Capital Fund, Ltd., Class A, Series 9-03	96,104	0.26%	Quarterly
1,551	STG Capital Fund, Ltd., Class A, Series 13	198,371	0.54%	Quarterly
7,814	Trisun Offshore Fund, Ltd., Class A, Series 1	1,021,294	2.81%	Monthly

		5,542,742	15.22%

See accompanying notes.

ADVISORY HEDGED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 2004 (unaudited)

INVESTMENTS IN INVESTMENT VEHICLES (continued)

TOTAL INVESTMENTS IN INVESTMENT VEHICLES (cost $34,008,324) (a)	$35,855,248	98.45%

OTHER ASSETS IN EXCESS OF LIABILITIES	563,057	1.55%

Net Assets	$36,418,305	100.00%

(a)	For Federal tax reporting purposes the cost basis of investments is $34,339,385. Net unrealized appreciation of investments for Federal tax purposes is as follows:

Unrealized appreciation	$1,652,289
Unrealized depreciation	(136,426)

Net unrealized appreciation	$1,515,863

Advisory Hedged Opportunity Fund invested, as a percentage of net assets, in the following sectors, as of September 30, 2004:

Convertible Arbitrage	7.42%
CTA	3.64%
Distressed Securities	8.95%
Equity Market Neutral	2.63%
Event Driven	17.02%
Fixed Income Arbitrage	6.82%
Global Macro	4.09%
Merger Arbitrage	3.30%
Mulit Arbitrage	6.77%
Non U.S. Long/Short	8.76%
Sector	10.62%
Statistical Arbitrage	3.21%
U.S. Long/Short	15.22%
Other*	1.55%

*	Including other assets in excess of liabilities

See accompanying notes.

ADVISORY HEDGED OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2004 (unaudited)

Assets
Cash	$601,041
Investments in investment vehicles, at value (cost $34,008,325)	35,855,248
Due from Manager	225,554
Other assets	50,707

Total assets	36,732,550

Liabilities
Management fee payable	207,051
Administration fee payable	41,410
Accrued expense	65,784

Total liabilities	314,245

Net assets	$36,418,305

Composition of net assets
Paid-in capital	35,543,092
Distributions in excess of net investment income	(730,420)
Accumualted net investment loss	(241,290)
Net unrealized appreciation on investments	1,846,923

Net assets at the end of the period	$36,418,305

Net asset value per share (based on 3,524,402 shares outstanding)	$10.33

See accompanying notes.

ADVISORY HEDGED OPPORTUNITY FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2004 (unaudited)

Investment Income
Interest	$2,770
Expenses
Management fee	207,051
Professional fees	189,000
Administration fee	41,410
Trustee fees	10,000
Custodial fee	2,500
Other expenses	24,054

Total expenses	474,015
Reimbursement of expenses	(225,554)
Net expenses	248,461

Net investment loss	(245,691)

Net unrealized appreciation on investments	396,858

Net realized loss on investments	(241,290)

Net decrease in net assets resulting from operations	$(90,123)

See accompanying notes.

ADVISORY HEDGED OPPORTUNITY FUND

STATEMENTS OF CHANGES

	Six Months Ended September 30, 2004	October 1, 2003 to March 31, 2004 (a)
	(unaudited)
Increase (decrease) in net assets from operations
Net investment loss	$(245,691)	$(195,384)
Net realized loss on investment securities sold	(241,290)	1,450,065
Net change in unrealized appreciation on investments	396,858	—

Net decrease in net assets resulting from operations	(90,123)	1,254,681
Distributions to shareholders
From net investment income	—	—

Increase (decrease) in assets from share transactions
Proceeds from shares issued	8,001,296	27,252,451
Dividends reinvested	—	292,262

Net increase in net assets resulting from share transactions	8,001,296	27,544,713
Net increase in net assets	7,911,173	28,507,132
Net assets at beginning of period	28,507,132	—

Net assets at end of period	$36,418,305	$28,507,132

Shareholder transactions
Shares issued	777,363	2,718,302
Shares reinvested from distributions	—	28,737

Total shares	777,363	2,747,039
Distributions in excess of net investment income	(730,420)	(484,729)

(a)	Period from commencement of operations.

See accompanying notes.

ADVISORY HEDGED OPPORTUNITY FUND

STATEMENTS OF CASH FLOWS

	Six Months Ended September 30, 2004	October 1, 2003 to March 31, 2004 (a)
	(unaudited)
Cash flows from operating activities	$(90,123)	$1,254,681
Net increase in net assets resulting from operations
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of Investment Vehicles	(10,300,000)	(26,900,000)
Sales of Investment Vehicles	2,950,386	—
Unrealized appreciation on investments	(396,858)	(1,450,065)
Realized loss on investments	241,290	—
Increase in due from Manager	(77,504)	(148,050)
Increase in other assets	(50,511)	(196)
Increase in management fee payable	42,539	164,512
Increase in administration fee payable	8,507	32,903
Decrease in accrued expenses	(7,381)	73,164

Net cash used in operating activities	(7,679,655)	(26,973,051)
Cash flows from financing activities
Proceeds from share issued	8,001,296	27,252,451

Net increase in cash	321,641	279,400
Cash at beginning of period	279,400	—

Cash at end of period	$601,041	$279,400

Supplemental disclosure of non-cash financing activities
Dividends reinvested	$—	$292,262

(a)	Period from commencement of operations.

See accompanying notes.

ADVISORY HEDGED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2004 (unaudited)

1.	Organization

Advisory Hedged Opportunity Fund (the “Fund”), was organized as a Delaware statutory trust on January 27, 2003 as a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund is non-diversified, which means that under the 1940 Act, the Fund is not limited in the amount of assets it may invest in any single issuer of securities. However, the Fund intends to diversify its assets to the extent required by the Internal Revenue Code of 1986, as amended (the “Code”), so that it can qualify as a regulated investment company for federal tax purposes. The Fund’s shares are also registered under the Securities Act of 1933, as amended (“1933 Act”), but are subject to substantial limits on transferability and resale.

The Fund’s investment objective is to seek to achieve, over a market cycle, attractive risk-adjusted returns. The Fund seeks to achieve its objective by investing in investment vehicles (“Investment Vehicles”) managed by various money managers (“Money Managers”).

The Fund is a “fund of funds” that provides a means for investors in the Fund (the “Shareholders,” each a “Shareholder”) to participate in investments in private hedge funds by providing a single portfolio comprised of underlying hedge funds. The use of a “fund of funds” structure is intended to afford Shareholders the ability to: (i) invest in a multi-manager investment portfolio that would seek attractive risk-adjusted returns over an extended period of time; (ii) invest with various money managers with different investment styles and philosophies; (iii) invest in an investment portfolio that is designed to attempt to reduce risk by investing with money managers who are expected to have low volatility and low correlation to each other; and (iv) invest with money managers who have consistent past performance records.

The Fund’s operations are managed under the discretion and oversight of the Board of Trustees ( the “Board”).

American Express Financial Corporation (the “Manager”), a wholly-owned subsidiary of American Express Company, serves as the investment manager of the Fund and is responsible for implementing the investment strategy of the Fund pursuant to an investment management agreement (the “Investment Management Agreement”).

The Manager will appoint an investment committee that is responsible for the day-to-day management of the Fund’s investments and is primarily responsible for selecting Money Managers and allocating the Fund’s assets among various Investment Vehicles.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Valuation of Investments

The Fund computes its net asset value as of the last business day of each month. In determining its net asset value, the Fund will value its investments as of such month-end. The net asset value per share is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. Expenses of the Fund, including the Manager’s investment management and administrative fees, costs of any borrowings and other expenses are accrued on a monthly basis on the day net asset value is calculated and taken into account for the purpose of determining net asset value.

The Board has approved procedures to which the Fund will value its investments in Investment Vehicles at fair value. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Vehicle in accordance with the Investment Vehicle’s valuation policies and reported at the time of the Fund’s valuation. The fair value of the Fund’s interest in an Investment Vehicle will represent the amount that the Fund could reasonably expect to receive from an Investment Vehicle if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

ADVISORY HEDGED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

SEPTEMBER 30, 2004 (unaudited)

Income Recognition and Expenses

Interest income is recorded on the accrual basis. The change in an Investment Vehicle’s net asset value is included in change in unrealized appreciation on the statement of operations. Realized gains and losses on withdrawals from Investment Vehicles are recognized on a cost recovery basis.

The Fund bears all expenses incurred in business, including, but not limited to, the following: all costs and expenses related to the investment transactions and positions for the Fund’s account; accounting and audit fees; custodial fees; costs of computing the Fund’s net asset value; costs of insurance; registration expenses; expenses of meeting of the Board and shareholders; all costs with respect to communications to shareholders; and other types of expenses as may be approved from time to time by the Board.

Organizational and offering expenses were voluntarily borne by the Manager.

Dividends and Distributions to Shareholders:

Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. Capital gain distributions, if any, are declared and paid annually.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

3.	Fees and Other Transactions with Affiliated Parties

Pursuant to an Investment Management Agreement, as compensation for services provided by the Manager, the Fund pays the Manager a monthly fee computed at an annual rate of 1.25% of the Fund’s aggregate value of outstanding shares determined as of the last day of each month, payable in arrears (before any repurchase of shares on the date of calculation). For the period ended September 30, 2004, such fee totaled $207,051, all of which was payable at September 30, 2004.

Pursuant to the terms of an administration agreement (the “Administration Agreement”), the Manager receives an administration fee computed at an annual rate of 0.25% of the Fund’s aggregate value of outstanding shares determined as of the last day of each month, payable in arrears (before any repurchase of shares on the date of calculation). The Manager, in turn, provides or procures administrative services for the Fund and Shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. For the period ended September 30, 2004, such fee totaled $41,410, all which was payable at September 30, 2004.

Pursuant to a Distribution Agreement with the Fund, American Express Financial Advisors, Inc. (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is an affiliate of the Manager.

Pursuant to a custodial agreement with the Fund, American Express Trust Company (the “Custodian”) serves as custodian of the Fund’s assets and provides custodial services to the Fund. The Custodian is a wholly-owned subsidiary of the Manager.

Pursuant to an expense limitation agreement, the Manager has agreed to reimburse investment management and administration fees and/or reimburse the Fund’s other expenses (other than extraordinary or non-recurring expenses) to the extent necessary for the Fund’s annualized expenses to not exceed 1.50% for the period ending on July 31, 2005. The Manager reimbursed the Fund for expenses totaling $225,554, for the period ended on September 30, 2004, which is included in due from Manager on the statements of assets and liabilities.

ADVISORY HEDGED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

SEPTEMBER 30, 2004 (unaudited)

4.	Purchases and Sales of Securities

For the year ended September 30, 2004, the Fund had purchases of investment securities (other than short-term investments) of $10,300,000 and proceeds from sales of $2,950,386.

5.	Federal Income Taxes

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

6.	Capital Stock

The Fund is authorized to issue an unlimited number of Shares. There were 3,524,402 shares outstanding as of September 30, 2004. For the six-month period ended September 30, 2004, the Fund did not repurchase any shares of common stock.

Shares are offered and may be purchased on a monthly basis, or at such times as may be determined by the Board based on the net asset value per share of the Fund. Shares are being offered only to qualified investors that meet all requirements to invest in the Fund. The Fund’s shares are not listed for trading on a securities exchange.

The Fund from time to time may offer to repurchase outstanding shares based on the Fund’s net asset value per share pursuant to written requests from shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offers to repurchase a specified dollar amount of outstanding shares. The Manager expects that it will recommend to the Board that the Fund offer to repurchase shares on a quarterly basis, as of the last business day of March, June, September and December. An offer to repurchase outstanding shares was extended for the September 30, 2004 close, however, no Shareholder elected to redeem. An early repurchase fee (payable to the fund) equal to 1% of the value of the shares repurchased by the Fund will apply if the applicable repurchase valuation date is within one year following the date of a shareholder’s initial investment in the Fund. If applicable, the early repurchase fee will be deducted before payment of the proceeds of a repurchase.

7.	Investments in Investment Vehicles

At September 30, 2004, the Fund had investments in Investment Vehicles, none of which were related parties. The agreements related to investments in Investment Vehicles provide for compensation to the Investment Vehicles’ managers/general partners in the form of management fees ranging from 1% to 2% annually of net assets and performance fees/allocations ranging from 15% to 20% of net profits earned. The Investment Vehicles provide for periodic redemptions ranging from monthly to bi-annually with lock-up provisions of up to eighteen months from initial investment. Liquidity provisions related to each Investment Vehicle is included on the schedule of investments.

8.	Financial Instruments with Off-Balance Sheet Risk and Indemnification

In the normal course of business, the Investment Vehicles in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts and interest rate, credit default, and total return equity swaps contracts. The Fund’s risk of loss in these Investment Vehicles is limited to the value of these investments reported by the Fund.

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these agreements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

ADVISORY HEDGED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

SEPTEMBER 30, 2004 (unaudited)

9.	Financial Highlights

The following represents the per share operating performance of the Fund, ratios to average net assets and total return information (not annualized):

	Six Months Ended September 30, 2004		October 1, 2003 to March 31, 2004 (a)
	(unaudited)
Per share operating performance
Beginning net asset value	$10.38		$10.00
Income (loss) from investment operations:
Net investment loss	(0.08	) [1]	(0.08)
Net realized and unrealized loss on investments	(0.03	) [2]	0.57

Total income from investment operations	(0.05)		0.49
Dividend distribution	—		(0.11)

Net decrease in net asset value	(0.05)		0.38

Ending net asset value	$10.33		$10.38

Total return	(0.48)%		4.95%

Ratios / Supplemental Data
Net assets, end of period	$36,418,305		$28,507,132

Ratios to average net assets:
Net investment loss	1.48%		1.49%
Expenses	3.04%		2.63%
Expenses, net of expense reimbursement	1.50%		1.50%

Portfolio turnover	9.17%		0.00%

The above ratios are calculated on an annualized basis based on the Fund’s average net assets taken as a whole. The computation of such ratios based on the amount of net investment loss and total expenses to an individual shareholder may vary from these ratios based on the timing of capital transactions.

Total return is calculated for the Fund taken as a whole on a non-annualized basis. An individual shareholder’s return may vary from these returns based on the timing of capital transactions.

(a)	Period from commencement of operations.

[1]	Per share net investment loss has been calculated using the monthly average shares method.

[2]	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

ADVISORY HEDGED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

SEPTEMBER 30, 2004 (unaudited)

10.	Subsequent Events

Subsequent to September 30, 2004 and through November 1, 2004, the Fund received proceeds from the issuance of shares of $2,126,494.

Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-390-1560 and (ii) on the Securities Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available (i) without charge, upon request, by calling 1-800-390-1560 and (ii) on the Securities Exchange Commission’s website at http://www.sec.gov.

Further, the Fund will begin filing its complete schedule of portfolio holdings with the Securities Exchange Commission for the Fund’s first and third quarters of each fiscal year on Form N-Q, starting with the quarter ending December 31, 2004. The Fund’s Forms N-Q will be available on the Securities Exchange Commission’s website at http://www.sec.gov and may be reviewed and copied at the Securities Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY HEDGED OPPORTUNITY FUND

SUPPLEMENTAL INFORMATION (unaudited)

SEPTEMBER 30, 2004

Advisory Hedged Opportunity Fund

50210 AXP Financial Center

Minneapolis, MN 55474

Investment Advisor

American Express Financial Corporation

200 AXP Financial Center

Minneapolis, MN 55474

Custodian

American Express Trust Company

200 AXP Financial Center

Minneapolis, MN 55474

Distributor

American Express Financial Advisors, Inc.

200 AXP Financial Center

Minneapolis, MN 55474

To obtain information:

By telephone:

Call 800-390-1560

By mail write to:

Advisory Hedged Opportunity Fund

50210 AXP Financial Center

Minneapolis, MN 55474

Item 2.	Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

N/A

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

N/A

Item 3.	Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

N/A

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Not applicable.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

N/A

Item 4.	Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

N/A

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.	Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Proxy Voting Policies and Procedures

The Fund invests substantially all of its assets in the securities of Investment Vehicles, which are privately placed entities, typically referred to as “hedge funds.” These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. On occasion, however, the Manager and/or the Fund may receive notices from the Investment Vehicles seeking the consent of holders in order to materially change certain rights within the structure of the security itself or change material terms of the Investment Vehicles’ limited partnership agreement, limited liability company operating agreement or similar agreement with investors. To the extent that the Fund receives notices or proxies from Investment Vehicles (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities with respect to the Fund’s portfolio securities to the Manager, subject to the Board’s general oversight and with the direction that proxies should be voted consistent with the Fund’s best economic interests.

The Manager has adopted its own Proxy Voting Policies and Procedures (“POLICIES”) for this purpose. As a general principle, the Manager will vote to maximize shareholder value, while considering all relevant factors, and vote without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. The Manager has drafted its policy in conjunction with certain of its majority-owned advisory affiliates, namely, American Express Asset Management Group Inc., American Express Asset Management International Inc., AEFA, Kenwood Capital Management LLC, and its affiliate, American Express Trust Company. Under this policy, each entity will designate one representative to serve on a Proxy

Voting Committee (the “COMMITTEE”), which will have general oversight over the voting of proxies by these six entities. The Committee will designate one individual to serve as the Proxy Administrator to coordinate the proxy voting process between each affiliate and the Committee. In addition, each affiliate will designate one individual to serve as the Proxy Voting Liaison and consult with the Committee and the Proxy Administrator. If it is determined that a proxy presents a material conflict of interest, then the Manager shall vote the proxy in accordance with the recommendations of Institutional Shareholder Services (“ISS”), if available, or, if ISS has disclosed that it has a conflict of interest with the vote, another independent third party.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable

Item 9.	Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 10.	Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

N/A

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99 CERT.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisory Hedged Opportunity Fund

By (Signature and Title)*	/s/ WILLIAM F. TRUSCOTT
William F. Truscott, President

Date 12/9/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ WILLIAM F. TRUSCOTT
William F. Truscott, President

Date 12/9/04

By (Signature and Title)*	/s/ JOSEPH KREKELBERG
Joseph Krekelberg, Treasurer

Date 12/9/04

*	Print the name and title of each signing officer under his or her signature.